Foreign exchange fluctuations (net) (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange Fluctuations
Schedule of exchange differences

Thousand of Reais	2025	2024	2023

Revenue with Exchange Variations	510,993,772	121,821,934	104,400,557
Expenses with Exchange Variations	(521,807,828)	(120,334,255)	(103,335,390)
Total	(10,814,056)	1,487,679	1,065,167